Subsequent Events (Details) - Subsequent Events [Member] - USD ($)			1 Months Ended
	Apr. 22, 2026	Jan. 01, 2026	Jan. 30, 2026
Subsequent Events [Line Items]
Restricted share units			18,429
Issued capital, ordinary shares (in Dollars)	$ 50,000
Preferred shares	500,000,000
Par value per share (in Dollars per share)	$ 0.0001
Dividends paid, ordinary shares (in Dollars)	$ 100,050,000
Advances received (in Dollars)		$ 16,350,000
Preferred Shares [Member]
Subsequent Events [Line Items]
Preferred shares	100,000,000
Preferred shares par value (in Dollars per share)	$ 1